UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Elm Market Navigator ETF
ELM (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Elm Market Navigator ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.elmfunds.com/elm-market-navigator-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Elm Market Navigator ETF	$10	0.20%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$523,973,515
Number of Holdings	19
Net Advisory Fee	$511,263
Portfolio Turnover	40%
30-Day SEC Yield	2.64%
30-Day SEC Yield Unsubsidized	2.65%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(% of net assets)
Exchange Traded Funds	99.5%
Investments Purchased with Proceeds from Securities Lending	2.7%
Money Market Funds	0.3%
Cash & Other	-2.5%

Top 10 Issuers	(% of net assets)
Schwab U.S. TIPS ETF	19.3%
Vanguard 0-3 Month Treasury Bill ETF	18.9%
Vanguard FTSE Emerging Markets ETF	15.8%
Vanguard Total Stock Market ETF	10.9%
Vanguard FTSE Pacific ETF	6.3%
JPMorgan BetaBuilders Europe ETF	5.9%
iShares Core MSCI Europe ETF	4.9%
iShares Core U.S. Aggregate Bond ETF	3.9%
First American Government Obligations Fund	3.0%
Vanguard FTSE Europe ETF	2.7%
HOW HAS THE FUND CHANGED?
Effective January 28, 2026, the Fund’s investment advisory fee was permanently reduced from 0.22% to 0.20% of average daily net assets. This change replaced a contractual fee waiver under which the Adviser had been charging the Fund at the reduced 0.20% rate since inception. Including estimated Acquired Fund Fees and Expenses (“AFFE”), the Fund’s expense ratio is 0.24%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.elmfunds.com/elm-market-navigator-etf.
Elm Market Navigator ETF	PAGE 1	TSR-SAR-81752T429

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Elm Partners Management LLC documents not be householded, please call toll-free at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Elm Market Navigator ETF	PAGE 2	TSR-SAR-81752T429

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ELM MARKET NAVIGATOR ETF
TICKER SYMBOL: ELM
Semi-Annual Financial Statements and Additional Information
March 31, 2026

ELM MARKET NAVIGATOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.5%
iShares Core MSCI Emerging Markets ETF	110,183	$7,685,264
iShares Core MSCI Europe ETF	363,520	25,544,550
iShares Core MSCI Pacific ETF	26,100	1,996,911
iShares Core U.S. Aggregate Bond ETF	205,936	20,443,267
JPMorgan BetaBuilders Canada ETF	109,119	10,263,733
JPMorgan BetaBuilders Europe ETF	429,265	31,083,079
Schwab U.S. REIT ETF	133,114	2,860,620
Schwab U.S. Broad Market ETF(a)	188,930	4,742,143
Schwab U.S. TIPS ETF	3,802,503	101,184,605
Vanguard 0-3 Month Treasury Bill ETF	1,309,103	99,033,642
Vanguard FTSE Emerging Markets ETF	1,534,116	82,918,970
Vanguard FTSE Europe ETF(a)	173,521	14,303,336
Vanguard FTSE Pacific ETF	337,380	32,972,147
Vanguard Small-Cap ETF	32,907	8,619,002
Vanguard Total Bond Market ETF	157,984	11,633,942
Vanguard Total Stock Market ETF	178,424	57,240,203
Vanguard Value ETF	45,345	8,896,689
TOTAL EXCHANGE TRADED FUNDS (Cost $484,032,284)		521,422,103
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 3.58%(b)	1,426,465	1,426,465
TOTAL SHORT-TERM INVESTMENTS (Cost $1,426,465)		1,426,465
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 3.58%(b)	14,317,977	$14,317,977
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITEIS LENDING (Cost $14,317,977)		14,317,977
TOTAL INVESTMENTS - 102.5% (Cost $499,776,726)		$537,166,545
Liabilities in Excess of Other Assets - (2.5)%		(13,193,030)
TOTAL NET ASSETS - 100.0%		$523,973,515

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation-Protected Securities
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $14,479,008.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

ELM MARKET NAVIGATOR ETF
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$537,166,545
Receivable for investments sold	48,478,476
Security lending income receivable	6,424
Dividends receivable	2,402
Total assets	585,653,847
LIABILITIES:
Payable for investments purchased	47,272,369
Payable upon return of securities loaned	14,317,977
Payable to Adviser	89,986
Total liabilities	61,680,332
NET ASSETS	$ 523,973,515
Net Assets Consists of:
Paid-in capital	$476,011,358
Total distributable earnings	47,962,157
Total net assets	$ 523,973,515
Net assets	$523,973,515
Shares issued and outstanding(a)	19,300,000
Net asset value per share	$27.15
Cost:
Investments, at cost	$499,776,726
Loaned Securities:
At value (included in investments)	$14,479,008

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

ELM MARKET NAVIGATOR ETF
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$7,265,796
Securities lending income	68,383
Total investment income	7,334,179
EXPENSES:
Investment advisory fee (See Note 3)	543,932
Total expenses before waiver	543,932
Less: Expense waiver by Adviser (See Note 3)	(32,669)
Net expenses	511,263
Net investment income	6,822,916
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	477,886
In-kind redemptions	14,837,631
Net realized gain	15,315,517
Net change in unrealized appreciation (depreciation) on investments	(12,505,769)
Net realized and change in unrealized gain	2,809,748
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,632,664

The accompanying notes are an integral part of these financial statements.

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ELM MARKET NAVIGATOR ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
OPERATIONS:
Net investment income	$6,822,916	$7,670,011
Net realized gain	15,315,517	80,867,527
Net change in unrealized appreciation (depreciation)	(12,505,769)	(49,307,000)
Net increase in net assets from operations	9,632,664	39,230,538
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(13,599,444)	—
Total distributions to shareholders	(13,599,444)	—
CAPITAL TRANSACTIONS:
Shares sold	115,773,387	666,030,308
Shares redeemed	(61,663,305)	(231,430,633)
Net increase in net assets from capital transactions(b)	54,110,082	434,599,675
Net increase in net assets	50,143,302	473,830,213
NET ASSETS:
Beginning of the period	473,830,213	—
End of the period	$ 523,973,515	$473,830,213

(a)	Inception date of the Fund was February 10, 2025
(b)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Shares sold	4,175,000	26,675,000
Shares redeemed	(2,225,000)	(9,325,000)
Total increase in shares outstanding	1,950,000	17,350,000

The accompanying notes are an integral part of these financial statements.

4

ELM MARKET NAVIGATOR ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.31	$24.99
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.37	0.47
Net realized and unrealized gain on investments(d)	0.21	1.85
Total from investment operations	0.58	2.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	—
Total distributions	(0.74)	—
Net asset value, end of period	$27.15	$27.31
Total return, at NAV(e)	2.11%	9.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$523,974	$473,830
Ratio of expenses to average net assets:
Before expense waiver(f)(g)(h)	0.21%	0.22%
After expense waiver(f)(g)(h)	0.20%	0.20%
Ratio of net investment income to average net assets(f)(g)(h)	2.67%	2.92%
Portfolio turnover rate(e)(i)	40%	99%

(a)	Inception date of the Fund was February 10, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Prior to January 28, 2026, the Adviser fee was 0.22%, thereafter it was 0.20%. Fees waived by the Adviser are not recoupable.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

ELM MARKET NAVIGATOR ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Elm Market Navigator ETF (the “Fund”) is a diversified series having its own investment objectives and policies within the Trust. The Fund’s investment objective is long-term, risk-adjusted growth of capital. The Fund is an actively managed exchange traded fund (“ETF”) that seeks its investment objective by using Dynamic Index Investing®, a proprietary, rules-based asset allocation methodology designed by Elm Partners Management LLC (the “Adviser”). Investment advisory services are provided to the Fund by the Adviser, pursuant to an Investment Advisory Agreement (see Note 3). The Adviser is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. All organizational costs incurred to establish the Fund and enable it to legally do business were borne by the Adviser and are not subject to reimbursement by the Fund.
The Fund commenced operations on February 10, 2025 by acquiring substantially all of the assets and liabilities of Elm Partners Portfolio LLC, an unregistered private investment fund (the “Predecessor Fund”), in a tax-free reorganization in which investors in the Predecessor Fund received shares of the Fund. The Predecessor Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The Predecessor Fund commenced operations on December 30, 2011.
The Fund offers a single class of shares. The Fund is considered an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional

6

ELM MARKET NAVIGATOR ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2026:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$521,422,103	$—	$—	$521,422,103
Money Market Funds	1,426,465	—	—	1,426,465
Investments Purchased with Proceeds from Securities Lending	14,317,977	—	—	14,317,977
Total Investments in Securities	$537,166,545	$—	$—	$537,166,545

As of the period ended March 31, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.

D.
Security Transactions, Income and Amortization – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

7

ELM MARKET NAVIGATOR ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
E.
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

F.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

G.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.20%.
Prior to January 28, 2026, the Adviser fee was 0.22% of the average daily net assets of the Fund and the Adviser had contractually agreed to waive a portion of its management fee so that the effective rate was 0.20%. Fees that were waived by the Adviser are not recoupable.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends, and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled

8

ELM MARKET NAVIGATOR ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Adviser has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended September 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
As of September 30, 2025, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments*	$452,212,696
Gross tax unrealized appreciation	49,910,046
Gross tax unrealized depreciation	(1,438,897)
Net tax unrealized appreciation (depreciation)	48,471,149
Undistributed ordinary income	7,670,011
Undistributed long-term capital gains	—
Other accumulated loss	(4,212,223)
Total distributable earnings	$51,928,937

*	Represents cost for federal income tax purposes and differs from cost for financial reporting due to wash sales.
As of September 30, 2025, the Fund’s most recently completed fiscal year end, the Fund had $4,207,826 in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended September 30, 2025, the Fund did not defer, on a tax basis, any qualified late year losses.
Distributions to Shareholders – The Fund intends to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

9

ELM MARKET NAVIGATOR ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The tax character of distributions paid for the periods ended March 31, 2026 and September 30, 2025, are as follows:

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2026	$13,599,444	$—	$13,599,444
2025	$—	$—	$—

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distribtuions.
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
6. SHARE TRANSACTIONS
Shares of the Fund are listed and trade on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind, and redemptions in-kind by the Fund for the period ended March 31, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$201,958,302	$207,603,072	$114,520,964	$62,019,854

10

ELM MARKET NAVIGATOR ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
8. SECURITIES LENDING
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be initially secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities. Loaned securities and collateral shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of March 31, 2026, the Fund had securities on loan with a value of $14,479,008 and collateral value of $14,317,977.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to it are reflected in the Fund’s Statement of Operations. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
9. ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Founder and Chief Investment Officer, Chief Executive Officer and Chief Compliance Officer, and Chief Revenue Officer, each who serve on the chief operating decision maker committee, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no items require recognition or disclosure.

11

ELM MARKET NAVIGATOR ETF
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on the Fund’s website at https://www.elmfunds.com/elm-market-navigator-etf.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Trustee compensation is paid for by the Adviser pursuant to its Investment Advisory Agreement with the Fund. Additional information related to Trustee compensation is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

12

Investment Adviser
Elm Partners Management LLC
50 South 16th Street, Suite 1700
Philadelphia, PA 19102
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Fund Accountant
and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
Legal Counsel
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Trustee compensation is paid by the Investment Adviser pursuant to its Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/2/2026

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	6/2/2026